Revenue - Revenue Disaggregated by Major Product (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,738	$ 1,935	$ 1,915	$ 1,536	$ 1,593	$ 1,454	$ 1,434	$ 1,507	$ 7,124	$ 5,988	$ 4,782
Revenue from product sales
Disaggregation of Revenue [Line Items]
Revenue from product sales									7,023
Gasoline
Disaggregation of Revenue [Line Items]
Revenue from product sales									3,383
Distillates
Disaggregation of Revenue [Line Items]
Revenue from product sales									3,067
Ammonia
Disaggregation of Revenue [Line Items]
Revenue from product sales									66
UAN
Disaggregation of Revenue [Line Items]
Revenue from product sales									222
Other urea products
Disaggregation of Revenue [Line Items]
Revenue from product sales									21
Freight revenue
Disaggregation of Revenue [Line Items]
Revenue from product sales									57
Other
Disaggregation of Revenue [Line Items]
Revenue from product sales									207
Crude oil sales
Disaggregation of Revenue [Line Items]
Revenue from product sales									96
Other revenue
Disaggregation of Revenue [Line Items]
Other revenue									5
Operating Segments | Petroleum
Disaggregation of Revenue [Line Items]
Total revenue									6,780	5,664	4,431
Operating Segments | Petroleum | Revenue from product sales
Disaggregation of Revenue [Line Items]
Revenue from product sales									6,679
Operating Segments | Petroleum | Gasoline
Disaggregation of Revenue [Line Items]
Revenue from product sales									3,383
Operating Segments | Petroleum | Distillates
Disaggregation of Revenue [Line Items]
Revenue from product sales									3,067
Operating Segments | Petroleum | Ammonia
Disaggregation of Revenue [Line Items]
Revenue from product sales									0
Operating Segments | Petroleum | UAN
Disaggregation of Revenue [Line Items]
Revenue from product sales									0
Operating Segments | Petroleum | Other urea products
Disaggregation of Revenue [Line Items]
Revenue from product sales									0
Operating Segments | Petroleum | Freight revenue
Disaggregation of Revenue [Line Items]
Revenue from product sales									23
Operating Segments | Petroleum | Other
Disaggregation of Revenue [Line Items]
Revenue from product sales									206
Operating Segments | Petroleum | Crude oil sales
Disaggregation of Revenue [Line Items]
Revenue from product sales									96
Operating Segments | Petroleum | Other revenue
Disaggregation of Revenue [Line Items]
Other revenue									5
Operating Segments | Nitrogen Fertilizer
Disaggregation of Revenue [Line Items]
Total revenue									351	$ 331	$ 356
Operating Segments | Nitrogen Fertilizer | Revenue from product sales
Disaggregation of Revenue [Line Items]
Revenue from product sales									351
Operating Segments | Nitrogen Fertilizer | Gasoline
Disaggregation of Revenue [Line Items]
Revenue from product sales									0
Operating Segments | Nitrogen Fertilizer | Distillates
Disaggregation of Revenue [Line Items]
Revenue from product sales									0
Operating Segments | Nitrogen Fertilizer | Ammonia
Disaggregation of Revenue [Line Items]
Revenue from product sales									66
Operating Segments | Nitrogen Fertilizer | UAN
Disaggregation of Revenue [Line Items]
Revenue from product sales									222
Operating Segments | Nitrogen Fertilizer | Other urea products
Disaggregation of Revenue [Line Items]
Revenue from product sales									21
Operating Segments | Nitrogen Fertilizer | Freight revenue
Disaggregation of Revenue [Line Items]
Revenue from product sales									34
Operating Segments | Nitrogen Fertilizer | Other
Disaggregation of Revenue [Line Items]
Revenue from product sales									8
Operating Segments | Nitrogen Fertilizer | Crude oil sales
Disaggregation of Revenue [Line Items]
Revenue from product sales									0
Operating Segments | Nitrogen Fertilizer | Other revenue
Disaggregation of Revenue [Line Items]
Other revenue									0
Other / Eliminations
Disaggregation of Revenue [Line Items]
Total revenue									(7)
Other / Eliminations | Revenue from product sales
Disaggregation of Revenue [Line Items]
Revenue from product sales									(7)
Other / Eliminations | Gasoline
Disaggregation of Revenue [Line Items]
Revenue from product sales									0
Other / Eliminations | Distillates
Disaggregation of Revenue [Line Items]
Revenue from product sales									0
Other / Eliminations | Ammonia
Disaggregation of Revenue [Line Items]
Revenue from product sales									0
Other / Eliminations | UAN
Disaggregation of Revenue [Line Items]
Revenue from product sales									0
Other / Eliminations | Other urea products
Disaggregation of Revenue [Line Items]
Revenue from product sales									0
Other / Eliminations | Freight revenue
Disaggregation of Revenue [Line Items]
Revenue from product sales									0
Other / Eliminations | Other
Disaggregation of Revenue [Line Items]
Revenue from product sales									(7)
Other / Eliminations | Crude oil sales
Disaggregation of Revenue [Line Items]
Revenue from product sales									0
Other / Eliminations | Other revenue
Disaggregation of Revenue [Line Items]
Other revenue									$ 0